Acquisitions and divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date Jarislowsky, Fraser Limited (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	May 01, 2018	Oct. 31, 2017
Disclosure of detailed information about business combination [line items]
Deferred tax liability	$ (1,307)	$ (1,205)
Goodwill arising on acquisition	$ 9,631	$ 10,007		$ 7,243
Jarislowsky Fraser [member]
Disclosure of detailed information about business combination [line items]
Total net assets acquired			$ 9
Deferred tax liability			(150)
Goodwill arising on acquisition			556
Purchase consideration transferred			978
Jarislowsky Fraser [member] | Finite Life Intangible Assets [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition			255
Jarislowsky Fraser [member] | Indefinite Life Intangible Assets [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition			$ 308